Structured Entities - Schedule of Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019		Oct. 31, 2018		Oct. 31, 2017	Oct. 31, 2016
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	$ 48,803	[1]	$ 42,142	[1]	$ 32,599	$ 31,653
Trading Securities	85,903	[1]	99,697
FVTPL Securities	13,704	[1]	11,611
FVOCI Securities	64,515	[1]	62,440
Other	16,580	[1]	14,677
Other	225,981	[1]	199,862
Total assets of the entities	852,195	[1]	773,293
Capital vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	547		118
FVOCI Securities			2
Trading Loans			7
Other	15		3
Total assets	562		130
Deposits	547		570
Other	9		17
Total liabilities	556		587
Exposure to loss			28
Total assets of the entities	556		587
Canadian customer securitization vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	66		53
Trading Securities	8		12
FVTPL Securities	567		582
FVOCI Securities	616		242
Other			13
Total assets	1,257		902
Deposits	66		53
Total liabilities	66		53
Exposure to loss	7,453		7,135
Total assets of the entities	$ 4,854		$ 5,033

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).